Banking Fund Investment Objectives and Goals - Class A and Class C [Member] - Banking Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Banking Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Banking Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).